SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 -----------------

                               CLASSES A, B AND C
                              DWS Global Bond Fund

The following information replaces similar information contained in "The Fund's Performance History" section of the prospectus:

Average Annual Total Returns (%) as of 12/31/2008 (Fund returns include the effects of maximum sales load.)


--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    2.26            3.65           4.31
--------------------------------------------------------------------------------
  Return after Taxes on                 -0.30            1.86           2.95
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                -0.14*           1.94*          2.96*
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            3.39            3.61           3.95
--------------------------------------------------------------------------------
Class C (Return before Taxes)            6.28            3.77           3.96
--------------------------------------------------------------------------------
Barclays Capital Global Aggregate        4.79            5.01           5.22
Bond Index (reflects no deductions
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Citigroup World Government Bond         10.89            6.05           5.90
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------
Total returns would have been lower if operating expenses hadn't been reduced.

On March 1, 2009, the Barclays Capital Global Aggregate Bond Index replaced the Citigroup World Government Bond Index as the fund's benchmark index because the Advisor believes that it more accurately reflects the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

Barclays Capital Global Aggregate Bond Index is a broad-based global investment grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

Citigroup World Government Bond Index is an unmanaged index that consists of worldwide fixed-rate government bonds with remaining maturities greater than one year.
--------------------------------------------------------------------------------

April 2, 2009                                             [DWS INVESTMENTS LOGO]
DGFIF-3601                                                   Deutsche Bank Group

--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 728-3337 or visit our Web site at www.dws-investments.com.
--------------------------------------------------------------------------------

Return information assumes that fund shares were sold at the end of the period.

Return after Taxes on Distributions reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.

Return after Taxes on Distributions and Sale of Fund Shares reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.













               Please Retain This Supplement for Future Reference


April 2, 2009
DGFIF-3601

                 SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 -----------------

                                     CLASS S
                              DWS Global Bond Fund

The following information replaces similar information contained in "The Fund's Performance History" section of the prospectus:

Average Annual Total Returns (%) as of 12/31/2008


--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                    7.35            4.88           5.05
--------------------------------------------------------------------------------
  Return after Taxes on                  4.57            2.94           3.61
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                 4.74*           3.02*           3.60
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Barclays Capital Global Aggregate        4.79            5.01           5.22
Bond Index (reflects no deductions
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Citigroup World Government Bond         10.89            6.05           5.90
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Total returns would have been lower if operating expenses hadn't been reduced.

On March 1, 2009, the Barclays Capital Global Aggregate Bond Index replaced the Citigroup World Government Bond Index as the fund's benchmark index because the Advisor believes that it more accurately reflects the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

Barclays Capital Global Aggregate Bond Index is a broad-based global investment grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.

Citigroup World Government Bond Index is an unmanaged index that consists of worldwide fixed-rate government bonds with remaining maturities greater than one year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 728-3337 or visit our Web site at www.dws-investments.com.
--------------------------------------------------------------------------------

Return information assumes that fund shares were sold at the end of the period.

Return after Taxes on Distributions reflects taxes only on the fund's distributions and not on a shareholder's gain or loss from selling fund shares.

Return after Taxes on Distributions and Sale of Fund Shares reflects taxes on both the fund's distributions and a shareholder's gain or loss from selling fund shares.





               Please Retain This Supplement for Future Reference


April 2, 2009
61/76-3600